Summary of significant accounting policies, Income taxes and Segment reporting (Details)	12 Months Ended
Dec. 31, 2017 Segment
Income taxes [Abstract]
Tax loss carryforward period	7 years
Segment reporting [Abstract]
Number of operating segments	1
Number of reportable segments	1